Fair Value (Details) - Schedule of assets measured at fair value on a recurring basis - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Assets:
Securities owned, at fair value	$ 1,288,747	$ 481,897
Total assets at fair value	1,288,747	481,897
Carrying Value [Member]
Assets:
Securities owned, at fair value	1,288,747	481,897
Total assets at fair value	1,288,747	481,897
Level 1 [Member]
Assets:
Securities owned, at fair value	1,288,747	481,897
Total assets at fair value	1,288,747	481,897
Level 2 [Member]
Assets:
Securities owned, at fair value
Total assets at fair value
Level 3 [Member]
Assets:
Securities owned, at fair value
Total assets at fair value